Note 13 - Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Other Commitments [Table Text Block]
Future
Minimum
Developer
Year Ending December 31,	Commitments
2019	$104,954
2020	209,909
$314,863

Future
Minimum
Developer
Year Ending December 31,	Commitments
2019	$419,818
2020	209,909
$629,727